STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 706,242,167	$ 632,105,753
Investments, at contract value	33,716,399	32,451,588
Total investments	739,958,566	664,557,341
Receivables
Participant contributions	6,036	1,192,741
Employer contributions	16,743,037	18,750,919
Participant notes receivable	8,260,609	7,802,035
Total receivables	25,009,682	27,745,695
Total assets	764,968,248	692,303,036
LIABILITIES
Excess contributions refundable	9,117	4,141
Net assets available for benefits	$ 764,959,131	$ 692,298,895